Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2023	March 31, 2022
Building	$6,072,388	$6,578,445
Leasehold improvements	3,134,716	10,140,662
Farmland development cost	1,741,422	1,886,548
Office equipment and furniture	5,811,887	6,293,034
Motor vehicles	358,542	390,195
Total	17,118,955	25,288,884
Less: Accumulated depreciation	(10,265,513)	(16,888,971)
Impairment*	(1,752,178)	(2,477,734)
Property and equipment, net	$5,100,264	$5,922,179
*	The variance of impairment from March 31, 2022 to March 31, 2023 is solely caused by exchange rate variance.